LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021 (remaining 9 months)	$ 1,399
2022	1,862	$ 1,071
2023	1,671	1,069
2024	370	1,028
2025		258
Total lease payments	5,302	3,426
Less amount representing interest	(415)	(401)
Total lease liability	4,887	3,025	$ 3,800
Less current portion of lease liability	(1,639)	(868)	(806)
Lease liability, net of current portion	$ 3,248	$ 2,157	$ 3,026